DERIVATIVE LIABILITIES - Weighted Average Upon Conversion (Details)	Dec. 31, 2021
Weighted-Average Risk Free Annual Rate
DERIVATIVE LIABILITIES
Fair value measurement	0.0025
Weighted-Average Average Probability at Maturity
DERIVATIVE LIABILITIES
Fair value measurement	0.0000
Weighted-Average Average Probability Before Maturity
DERIVATIVE LIABILITIES
Fair value measurement	1.0000
Weighted-Average Average Probability at Change of Control
DERIVATIVE LIABILITIES
Fair value measurement	0.0000
Weighted-Average Expected Annual Dividend Yield
DERIVATIVE LIABILITIES
Fair value measurement	0.000
Weighted-Average Expected Stock Price Volatility
DERIVATIVE LIABILITIES
Fair value measurement	0.000